Document And Entity Information	6 Months Ended
Jun. 30, 2012
Document and Entity Information
Document Type	6-K
Document Period End Date	Jun 30, 2012
Amendment Flag	false
Entity Registrant Name	Capital Product Partners L.P.
Entity Central Index Key	0001392326
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Current Fiscal Year End Date	--12-31
Entity Filer Category	Accelerated Filer
Entity Well Known Seasoned Issuer	No
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	Q2
Entity's units outstanding	86,343,388
General Partner
Document and Entity Information
Entity's units outstanding	1,415,757
Limited Partner
Document and Entity Information
Entity's units outstanding	69,372,077
Preferred Partner
Document and Entity Information
Entity's units outstanding	15,555,554

Unaudited Condensed Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Current assets
Cash and cash equivalents	$ 40,130	$ 53,370
Trade accounts receivable	1,900	3,415
Due from related parties	33	0
Prepayments and other assets	1,214	1,496
Inventories	1,893	4,010
Total current assets	45,170	62,291
Fixed assets
Vessels, net (Note 5)	1,031,445	1,073,986
Total fixed assets	1,031,445	1,073,986
Other non-current assets
Above market acquired charters (Note 6)	47,215	51,124
Deferred charges, net	2,017	2,138
Restricted cash	10,000	6,750
Total non-current assets	1,090,677	1,133,998
Total assets	1,135,847	1,196,289
Current liabilities
Current portion of long-term debt (Note 7)	0	18,325
Trade accounts payable	6,488	8,460
Due to related parties (Note 4)	9,023	10,572
Derivative instruments (Note 8)	1,389	8,255
Accrued liabilities	4,939	2,286
Deferred revenue (Note 4)	8,419	7,739
Total current liabilities	30,258	55,637
Long-term liabilities
Long-term debt (Note 7)	463,514	615,255
Deferred revenue	2,814	3,649
Derivative instruments (Note 8)	0	4,422
Total long-term liabilities	466,328	623,326
Total liabilities	496,586	678,963
Commitments and contingencies (Note 12)
Partners' capital	639,261	517,326
Total liabilities and partners' capital	$ 1,135,847	$ 1,196,289

Unaudited Condensed Consolidated Statements Of Comprehensive Income (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Revenue:
Revenues	$ 43,783	$ 43,909
Revenues - related party (Note 4)	33,904	11,597
Total revenues	77,687	55,506
Expenses:
Voyage expenses	3,259	1,776
Voyage expenses related party (Note 4)	284	0
Vessel operating expenses - related party (Note 4)	13,422	14,903
Vessel operating expenses	9,830	79
General and administrative expenses	4,547	5,195
Gain on sale of vessel to third parties	(1,296)	0
Depreciation	24,221	16,350
Operating income	23,420	17,203
Non operating income (expense),net:
Gain from bargain purchase (Note 3)	0	16,526
Other income (expense), net:
Interest expense and finance cost	(18,929)	(16,469)
Gain on interest rate swap agreement (Note 8)	1,447	0
Interest and other income	657	281
Total other expense, net	(16,825)	(16,188)
Net income	6,595	17,541
Preferred interest in net income attributable to preferred unit holders	4,159	0
General Partner's interest in Partnership's net income	49	351
Limited Partners' interest in Partnership's net (loss) / income	2,387	17,190
Net (loss) / income per:
Common units (basic and diluted)	$ 0.03	$ 0.44
Weighted-average units outstanding:
Common units (basic and diluted)	68,186,476	37,958,265
Comprehensive income:
Partnership's net income	6,595	17,541
Other Comprehensive Income:
Unrealized gain on derivative instruments	9,840	8,628
Comprehensive income	$ 16,435	$ 26,169

Unaudited Condensed Consolidated Statements Of Changes In Partners' Capital (USD $) In Thousands	Total	General Partner	Common Unitholders	Preferred Unitholders	Total	Accumulated Other Comprehensive Loss
Balance at Dec. 31, 2010	$ 239,760	$ 5,584	$ 262,918		$ 268,502	$ (28,742)
Distributions declared (distributions per unit $0.465) (Note 9)	(18,005)	(360)	(17,645)		(18,005)
Partnership net income	17,541	351	17,190		17,541
Issuance of common units for vessel acquisition	57,055		57,055		57,055
Issuance of units	1,470	1,470			1,470
Equity compensation expense	1,159		1,159		1,159
Other comprehensive income (note 8)	8,628					8,628
Balance at Jun. 30, 2011	307,608	7,045	320,677		327,722	(20,114)
Balance at Dec. 31, 2011	517,326	11,005	517,545	0	528,550	(11,224)
Distributions declared (distributions per unit $0.465) (Note 9)	(32,916)	(658)	(32,258)		(32,916)
Partnership net income	6,595	49	2,387	4,159	6,595
Issuance of units	136,425			136,425	136,425
Equity compensation expense	1,991		1,991		1,991
Other comprehensive income (note 8)	9,840					9,840
Balance at Jun. 30, 2012	$ 639,261	$ 10,396	$ 489,665	$ 140,584	$ 640,645	$ (1,384)

Unaudited Condensed Consolidated Statements Of Changes In Partners' Capital (Parentheticals) (USD $)	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Statement Of Stockholders Equity (Abstract)
Distributions per unit	$ 0.465	$ 0.465

Unaudited Condensed Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Cash flows from operating activities:
Net income	$ 6,595	$ 17,541
Adjustments to reconcile net income to net cash provided by operating activities:
Vessel depreciation	24,221	16,350
Gain from bargain purchase	0	(16,526)
Amortization of deferred charges	304	302
Gain on interest rate swap agreements (Note 8)	(1,447)	0
Gain on sale of vessel to third parties (Note 4)	(1,296)	0
Amortization of above market acquired charters (Note 6)	3,909	1,538
Equity compensation expense (Note10)	1,991	1,159
Changes in operating assets and liabilities:
Trade accounts receivable	1,515	(75)
Due from related parties	(33)	(1)
Prepayments and other assets	282	(180)
Inventory	2,117	(189)
Trade accounts payable	(2,004)	1,689
Due to related parties	(1,424)	1,048
Accrued liabilities	(340)	22
Deferred revenue	(155)	1,388
Net cash provided by operating activities	34,235	24,066
Cash flows from investing activities:
Vessel acquisitions and improvements	(185)	(26,634)
Additions to restricted cash	(3,250)	(250)
Net proceeds from sale of vessel to third parties (Note 5)	19,675	0
Net cash provided by / (used in) investing activities	16,240	(26,884)
Cash flows from financing activities:
Proceeds from issuance of Partnership units	139,400	1,470
Proceeds from issuance of long-term debt	0	25,000
Loan issuance costs	(133)	(250)
Payments of long-term debt (Note 7)	(170,066)	0
Dividends paid	(32,916)	(18,005)
Net cash (used in)/ provided by financing activities	(63,715)	8,215
Net (decrease) / increase in cash and cash equivalents	(13,240)	5,397
Cash and cash equivalents at beginning of period	53,370	32,471
Cash and cash equivalents at end of period	40,130	37,868
Supplemental cash flow information
Cash paid for interest	18,432	15,804
Non-Cash Investing and Financing Activities
Units issued to acquire Patroklos (Note 3)		57,056
Capitalized vessel costs included in liabilities	59	529
Unpaid private placement costs relating to Class B preferred units	2,975	0
Acquisition of above market time charter (Notes 3, 6)	0	48,551
Unpaid loan issuance costs	$ 0	$ 26

Basis Of Presentation And General Information	6 Months Ended
Jun. 30, 2012
Basis Of Presentation and General Information (Abstract)
Basis Of Presentation and General Information
1.     Basis of Presentation and General Information

Capital Product Partners L.P. (the “Partnership” or “CPP”) was formed on January 16, 2007, under the laws of the Marshall Islands for the purpose of acquiring interests in eight wholly owned subsidiaries of Capital Maritime and Trading Corp. (“CMTC” or “sponsor”), each of which owned a double-hull medium-range product tanker (the “Initial Vessels”).
The Partnership is engaged in the seaborne transportation services of crude oil and refined petroleum products, edible oils and soft chemicals, by chartering its vessels under medium to long-term time and bareboat charters.
The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”) for interim financial information. Accordingly, they do not include all the information and notes required by U.S. GAAP for complete financial statements. These statements and the accompanying notes should be read in conjunction with the Company's Annual Report on Form 20-F for the fiscal year ended December 31, 2011, filed with the U.S. Securities and Exchange Commission (the “SEC”) on February 13, 2012.
These unaudited condensed consolidated financial statements have been prepared on the same basis as the annual financial statements and, in the opinion of management, reflect all adjustments, which include only normal recurring adjustments considered necessary for a fair presentation of the Partnership's financial position, results of operations and cash flows for the periods presented. Operating results for the six-month period ended June 30, 2012 are not necessarily indicative of the results that might be expected for the fiscal year ending December 31, 2012.

Significant Accounting Policies	6 Months Ended
Jun. 30, 2012
Significant Accounting Policies (Abstract)
Significant Accounting Policies
2.	Significant Accounting Policies
A discussion of the Partnership's significant accounting policies can be found in the Partnership's Consolidated Financial Statements included in the Annual Report on Form 20-F for the year ended December 31, 2011 (the “Consolidated Financial Statements for the year ended December 31, 2011”). There have been no changes to these policies in the six-month period ended June 30, 2012.

Acquisition of Patroklos (M/V Cape Agamemnon)	6 Months Ended
Jun. 30, 2012
Acquisition of Patroklos (M/V Cape Agamemnon) (Abstract)
Acquisition of Patroklos (M/V Cape Agamemnon)
3.	Acquisition of Patroklos (M/V Cape Agamemnon)
On June 9, 2011, the Partnership acquired the shares of Patroklos Marine Corp., the vessel owning company of the M/V Cape Agamemnon (“Patroklos”), from CMTC as it was deemed accretive to the Partnership's distributions by the board of directors. The vessel at the time of her acquisition by the Partnership operated under a ten year time charter, with Cosco Bulk Carrier Co. Ltd. (“COSCO Bulk”), an affiliate of the COSCO Group. The time charter commenced in July 2010 and the earliest expiration date under the charter is in June 2020. The acquisition of Patroklos was unanimously approved by the Partnership's Board of Directors following the unanimous approval and recommendation of the Board's conflicts committee, which is comprised entirely of independent directors.
The Partnership accounted for the acquisition of Patroklos as an acquisition of a business. All assets and liabilities of Patroklos except the vessel, necessary permits and time charter agreement, were retained by CMTC. The purchase price of the acquisition has been allocated to the identifiable assets acquired, with the excess of the fair value of assets acquired over the purchase price recorded as a gain from bargain purchase.

•	Purchase Price
The total purchase consideration of $83,525 was funded by $1,470 from available cash, $25,000 through a draw-down from the Partnership's credit facility with Credit Agricole Emporiki Bank (Note 7) and the remaining through the issuance of 6,958,000 Partnership's common units to CMTC at a price of $8.20 per unit as quoted on the Nasdaq Stock Exchange, the date of the acquisition of Patroklos by the Partnership. Furthermore upon the acquisition of Patroklos, the Partnership issued another 142,000 of Partnership's common units. These units were converted into 142,000 of general partner units by the Partnership and delivered to Capital General Partner (“CGP”) in order for it to maintain its 2% interest in the Partnership. The Partnership received the amount of $1,470 in exchange for these general partner units.

•	Acquisition related costs
Acquisition-related costs of approximately $409 are included in general and administrative expenses in the unaudited condensed consolidated statements of comprehensive income for the six month period ended June 30, 2011.

•	Purchase price allocation
The allocation of the purchase price to acquired identifiable assets was based on their estimated fair values at the date of acquisition.
The fair value allocated to each class of identifiable assets of Patroklos and the gain from bargain purchase recorded as non operating income, net in the Partnership's unaudited condensed consolidated statements of comprehensive income for the six month period ended June 30, 2011 was calculated as follows:

As of June 9, 2011
Vessel	$51,500
Above market acquired time charter	$48,551
Identifiable assets	$100,051
Purchase price	(83,525)
Gain from bargain purchase	$16,526
The gain from bargain purchase of $16,526 has resulted from the decline of the Partnership's common unit price as the 6,958,000 common units which were issued to CMTC were valued at $8.20 per unit as quoted on the Nasdaq Stock Exchange on the day of the acquisition of Patroklos, as compared to the Partnership's common unit price of $10.35 representing a value of Partnership's common unit on the day CMTC and the Partnership agreed on the purchase consideration, including the issuance of these common units.
After a subsequent review and reassessment of valuation methods and procedures of the $100,051 fair value amount for identifiable assets acquired, the Partnership concluded that its measurements for the assets acquired appropriately reflect consideration of all available information that existed as of the acquisition date. Therefore, the Partnership recorded a gain from bargain purchase of $16,526 in accordance with ASC Subtopic 805-30 as of the Patroklos acquisition date.

•	Identifiable intangible assets
The following table sets forth the component of the identifiable intangible asset acquired with the purchase of Patroklos which is being amortized over its duration on a straight-line basis as a reduction of revenue:

Intangible assets	As of June 9, 2011	Duration of time charter acquired
Above market acquired time charter	$48,551	9.1 years
The fair value of the above market time charter acquired was determined as the difference between the time charter rate and market rate for comparable charter on the business combination date discounted at the WACC of approximately 11%.

•	Pro Forma Financial Information
The supplemental pro forma financial information was prepared using the acquisition method of accounting and is based on the following:

•	The Partnership's actual results of operations for the six month period ended June 30, 2011;and

•	Pro forma results of operations of Patroklos for the period from January 1, 2011 through June 9, 2011 as if Patroklos was operating under post acquisition revenue and cost structure.
The following table summarizes total net revenues; net income and net income per common unit of the combined entity had the acquisitions of Patroklos occurred on January 1, 2011:

For the six month period ended June 30, 2011
Total net revenues	$59,663
Net income	$19,345
Pro-forma weighted average of Partnership's common units outstanding	44,108,983
Net income per common unit (basic and diluted)	$0.42

Transactions With Related Parties	6 Months Ended
Jun. 30, 2012
Transactions with Related Parties (Abstract)
Transactions with Related Parties
4.     Transactions with Related Parties
The Partnership and its subsidiaries, have related-party transactions with the Manager, due to certain terms of the following three different types of management agreements.
1.  Fixed fee management agreement: At the time of the completion of the IPO the Partnership entered into an agreement with its Manager , according to which the Manager provides the Partnership with certain commercial and technical management services for a fixed daily fee per managed vessel which covers the commercial and technical management services, the respective vessels' operating costs such as crewing, repairs and maintenance, insurance, stores, spares, and lubricants as well as the cost of the first special survey or next scheduled dry-docking, of each vessel. In addition to the fixed daily fees payable under the management agreement, the Manager is entitled to supplementary compensation for additional fees and costs (as defined in the agreement) of any direct and indirect additional expenses it reasonably incurs in providing these services, which may vary from time to time. The Partnership also pay a fixed daily fee per bareboat chartered vessel in its fleet, mainly to cover compliance and commercial costs, which include those costs incurred by the manager to remain in compliance with the oil majors' requirements, including vetting requirements;
2.  Floating fee management agreement: On June 9, 2011, the Partnership entered into an agreement with its Manager based on actual expenses with an initial term of five years per managed vessel. Under the terms of this agreement the Partnership compensates its Manager for expenses and liabilities incurred on the Partnership's behalf while providing the agreed services, including, but not limited to, crew, repairs and maintenance, insurance, stores, spares, lubricants and other operating costs. Costs and expenses associated with a managed vessel's next scheduled dry docking are borne by the Partnership and not by the Manager. The Partnership also pays its Manager a daily technical management fee per managed vessel that is revised annually based on the United States Consumer Price Index; and
3.  Crude Carriers Corp. (“Crude”) management agreement: On September 30, 2011, the Partnership completed the acquisition of Crude. The five crude tanker vessels the Partnership acquired as part of the Crude's acquisition continue to be managed under a management agreement entered into in March 2010 with the Manager whose initial term expires on December 31, 2020. Under the terms of this agreement the Partnership compensates the Manager for all of its expenses and liabilities incurred on the Partnership's behalf while providing the agreed services, including, but not limited to, crew, repairs and maintenance, insurance, stores, spares, lubricants and other operating and administrative costs. The Partnership also pays its Manager the following fees:

(a) a daily technical management fee per managed vessel that is revised annually based on the United States Consumer Price Index;
(b) a sale and purchase fee equal to 1% of the gross purchase or sale price upon the consummation of any purchase or sale of a vessel acquired by Crude ; and
(c) a commercial services fee equal to 1.25% of all gross charter revenues generated by each vessel for commercial services rendered.

All the above three agreements will constitute the “Management Agreements”.
Under the terms of the fixed fee management agreement, the Manager charged the Partnership for additional fees and costs, relating to insurances deductibles, vetting, and repairs and spares that related to unforeseen events. For the six months period ended June 30, 2012 and 2011 such fees amounted to $1,016 and $246 respectively. The 2011 charge includes a $710 adjustment in order to reflect the claim proceeds the Partnership received for one of its vessels the M/T Attikos.
On April 4, 2007, the Partnership entered into an administrative services agreement with the Manager, pursuant to which the Manager will provide certain administrative management services to the Partnership such as accounting, auditing, legal, insurance, IT, clerical, investor relations and other administrative services. Also the Partnership reimburses CGP for all expenses which are necessary or appropriate for the conduct of the Partnership's business. The Partnership reimburses the Manager and CGP for reasonable costs and expenses incurred in connection with the provision of these services after the Manager submits to the Partnership an invoice for such costs and expenses, together with any supporting detail that may be reasonably required. These expenses are included in general and administrative expenses in the unaudited condensed consolidated statements of comprehensive income.
Balances and transactions with related parties consisted of the following:

Consolidated Balance Sheets	As of June 30, 2012	As of December 31, 2011
Assets:
Hire receivable (c)	$33	$—

Total assets	$33	$—

Liabilities:
Manager - payments on behalf of the Partnership (a)	$7,185	$8,138
Management fee payable to CSM (b)	$1,838	$2,434

Due to related parties	$9,023	$10,572

Deferred revenue - current (e)	$6,292	$4,225

Total liabilities	$15,315	$14,797

Statement of comprehensive income

	For the six-month period ended June 30,
	2012	2011
Revenues (c)	$33,904	$11,597
Vessel operating expenses	13,422	14,903
Voyage expenses	284	—
General and administrative expenses (d)	1,539	540

(a) Manager - Payments on Behalf of Capital Product Partners L.P. : This line item includes the Manager payments it makes on behalf of the Partnership and its subsidiaries.
(b) Management fee payable to CSM: The amount outstanding as of June 30, 2012 and December 31, 2011 represents the management fee payable to CSM as a result of the Management Agreements the Partnership entered into with the Manager.
(c) Revenues: The following table includes information regarding the charter agreements that were in place between the Partnership and CMTC during the six months period ended June 30, 2012 and 2011:

Vessel Name	Time Charter (TC) in years	Commencement of Charter	Termination or earliest expected redelivery	Gross (Net) Daily Hire Rate
M/T Agisilaos	1TC	03/2010	03/2011	$12.0 ($11.9)
M/T Agisilaos	0.25 TC	03/2011	08/2011	$13.0 ($12.8)
M/T Agisilaos	1 TC	08/2011	07/2012	$13.5 ($13.3)
M/T Arionas	1 TC	10/2010	10/2011	$12.0 ($11.9)
M/T Arionas	1 TC	10/2011	09/2012	$13.8 ($13.6)
M/T Axios	1TC	02/2010	03/2011	$12.8 ($12.6)
M/T Axios	1TC	06/2012	05/2013	$14.0 ($13.8)
M/T Alkiviadis	2TC	06/2010	07/2012	$13.0 ($12.8)
M/T Amore Mio II	1 TC	01/2011	12/2011	$25.3 ($25.0)
M/T Amore Mio II	0.9 to 1.2TC	12/2011	03/2012	$18.3 ($18.0)
M/T Avax	1 TC	05/2011	05/2013	$14.0 ($13.8)
M/T Akeraios	1 TC	07/2011	07/2012	$14.0 ($13.8)
M/T Alexander the Great	1+1+1 TC	11/2011	10/2012	$28.0+$34.0+$38.0 ($27.7+$33.6+$37.5)
M/T Amoureux	1+1+1 TC	10/2011	09/2012	$20.0+$24.0+$28.0 ($19.8+$23.7+$27.7)
M/T Aias	1+1+1 TC	11/2011	10/2012	$20.0+$24.0+$28.0 ($19.8+$23.7+$27.7)
M/T Achilleas	1+1+1 TC	01/2012	12/2012	$28.0+$34.0+$38.0 ($27.7+$33.6+$37.5)
M/T Miltiadis M II	1 TC	03/2012	02/2013	$18.3 ($18.0)

(d) General and administrative expenses: This line item mainly includes internal audit, investor relations and consultancy fees.
(e) Deferred Revenue: As of June 30, 2012 and December 31, 2011 the Partnership received cash in advance for revenue earned in a subsequent period from CMTC.

Vessels	6 Months Ended
Jun. 30, 2012
Vessels (Abstract)
Vessels
5.	Vessels
An analysis of vessels is as follows:

	As of	As of
	June 30, 2012	December 31, 2011
Cost:
Vessels	1,193,397	1,217,606
Less: Accumulated depreciation	(161,952)	(143,620)

Vessels, net	$1,031,445	$1,073,986

All of the Partnership's vessels as of June 30, 2012 have been provided as collateral to secure the Partnership's credit facilities.
On February 14, 2012, the Company sold the M/T Attikos, a 12,000 dwt chemical tanker built in 2005 for net proceeds of $9,819, to an unrelated third party. The Company realized a net gain on this sale of $943.
On April 4, 2012 the Company sold the M/T Aristofanis, a 12,000 dwt, chemical tanker built in 2005 for net proceeds of $9,882, to an unrelated third party. The Company realized a net gain on this sale of $353.
On June 10, 2011 the Company acquired the shares of Patroklos, the vessel owning company of the M/V Cape Agamemnon (Note 3).

Above Market Acquired Charters	6 Months Ended
Jun. 30, 2012
Above Market Acquired Charters (Abstract)
Above market acquired charters
6.	Above market acquired charters
In June, 2011 the Partnership acquired the shares of Patroklos, the vessel-owing company of M/V Cape Agamemnon from CMTC with an outstanding time charter to COSCO Bulk terminating in June, 2020, which was above the market rates for equivalent bare-boat charters prevailing at the time of acquisition. The present value of the above market acquired time charter was estimated by the Partnership at $48,551, and recorded as an asset in the unaudited condensed consolidated balance sheets as of the acquisition date.
In August 16, 2010 the Partnership acquired the shares of the vessel-owing company of M/T Assos (renamed Insurgentes) with an outstanding bare-boat charter, which was above the market rates for equivalent bare-boat charters prevailing at the time of acquisition. The present value of the above the market acquired bare-boat charter was estimated by the Partnership at $9,000, and was recorded as an asset in the consolidated balance sheet as of the acquisition date.
For the six months period ended June 30, 2012 and 2011, revenues included a reduction of $3,909 and $1,538 as amortization of the above market acquired charters, respectively.
An analysis of above market acquired charters is as follows:

Above market acquired charters	M/V Cape Agamemnon	M/T Assos	Total
Carrying amount as at January 1, 2011	—	8,062	8,062
Acquisition	48,551	—	48,551
Amortization	(3,008)	(2,481)	(5,489)

Carrying amount as at December 31, 2011	$45,543	$5,581	$51,124

Amortization	(2,672)	(1,237)	(3,909)

Carrying amount as at June 30, 2012	$42,871	$4,344	$47,215

As of June 30, 2012 the remaining carrying amount of unamortized above market acquired time and bare-boat charters was $47,215 and will be amortized in future years as follows:

For the twelve months period ended June 30,	M/V Cape Agamemnon	M/T Assos	Total
2013	5,357	2,481	7,838
2014	5,357	1,863	7,220
2015	5,357	—	5,357
2016	5,371	—	5,371
2017	5,357	—	5,357
Thereafter	16,072	—	16,072

Total	42,871	4,344	47,215

Long-Term Debt	6 Months Ended
Jun. 30, 2012
Long-Term Debt (Abstract)
Long-Term Debt
7.	Long-Term Debt
As of June 30, 2012 and December 31, 2011, the Partnership was in compliance with all financial debt covenants.
On February 15, 2012, an amount of $10,000 was repaid on the Partnership's revolving credit facility of $370,000, from the proceeds of the sale of its vessel M/T Attikos (Note 5).
On April 4, 2012, an amount of $10,500 was repaid on the Partnership's revolving credit facility of $370,000, from the proceeds of the sale of its vessel M/T Aristofanis (Note 5).
Following the issuance of Class B Convertible Preferred Units in May and June 2012 (Note 9), the Partnership repaid debt of $149,566 across its three credit facilities by using in full the net proceeds of the issuance of $136,425 and an amount of $13,141 from its available cash. Following the debt repayment of $149,566, on May 23, 2012 the Partnership's credit facilities were amended: a) The new amortization schedule will commence in March 2016 b) the margin of the credit facility of $370,000 and $350,000 has increased to 2% and 3% respectively and c) the Partnership's credit facility of $370,000 was converted into a term loan, and the undrawn tranche of $52,500 relating to the credit facility of $350,000 was cancelled.
The Partnership's loan of $370,000 will be repaid in 6 equal consecutive quarterly installments of $12,975 commencing in March, 2016 plus a balloon payment due in June, 2017. The Partnership's credit facilities of $350,000 and $25,000 will be repaid in 9 equal consecutive quarterly installments of $8,069 and $1,000 respectively commencing in March, 2016 plus a balloon payment for each facility due in March, 2018.
As of June 30, 2012 the Partnership's loan amounts drawn under its credit facilities are as follows:

Vessel / Entity	Date	$370,000 Credit Facility (i)	$350,000 Credit Facility (ii)	$25,000 Credit Facility (iii)
M/T Akeraios	07/13/2007	$46,850	$—	$—
M/T Apostolos	09/20/2007	56,000	—	—
M/T Anemos I	09/28/2007	56,000	—	—
M/T Alexandros II	01/29/2008	48,000	—	—
M/T Amore Mio II	03/27/2008	—	46,000	—
M/T Aristofanis	04/30/2008	—	11,500	—
M/T Aristotelis II	06/17/2008	20,000	—	—
M/T Aris II	08/20/2008	24,000	1,584	—
M/V Cape Agamemnon	06/09/2011	—		19,000
Crude Carriers Corp. and its subsidiaries	09/30/2011	—	134,580	—

Total		$250,850	$193,664	$19,000

For the six month period ended June 30, 2012 and 2011 interest expense amounted to $18,379 and $15,717 respectively. As of June 30, 2012 the weighted average interest rate of the Partnership's loan facilities was 3.14%.

Financial Instruments	6 Months Ended
Jun. 30, 2012
Financial Instruments (Abstract)
Financial Instruments
8.	Financial Instruments
The carrying value of trade receivables, accounts payable and current accrued liabilities approximates their fair value. The fair values of long-term variable rate bank loans approximate the recorded values, due to their variable interest and pricing. In addition the Partnership's lenders impose an additional cost if their borrowing rate exceeds effective interest rate (LIBOR) as stated in the Partnership's loan agreements. We believe the terms of our loans are similar to those that could be procured as of June 30, 2012. Interest rate swaps are recorded at fair value in the unaudited condensed consolidated balance sheets.

Derivative Instruments
The Partnership had entered into fourteen interest rate swap agreements in order to mitigate the exposure from interest rate fluctuations. Nine of the Partnership's interest rate swap agreements under its $370,000 credit facility expired as of June 29, 2012 and the tenth was closed out upon the sale of the M/T Attikos and M/T Aristofanis. During the six month period ended June 30, 2012, the Partnership closed out one interest rate swap agreements in full and one partially under its $350,000 credit facility. As of June 30, 2012, the Partnership has swapped the amount $59,084. All derivatives are carried at fair value on the unaudited condensed consolidated balance sheets at each period end. Balances as of June 30, 2012 and December 31, 2011 are as follows:

	June 30, 2012		December 31, 2011
	Interest Rate Swaps	Total	Interest Rate Swaps	Total
Short-term liabilities	$(1,389)	$(1,389)	$(8,255)	$(8,255)
Long-term liabilities	$—	$—	$(4,422)	$(4,422)

Total	$(1,389)	$(1,389)	$(12,677)	$(12,677)
Tabular disclosure of financial instruments is as follows:

Liability derivatives
Balance sheet location	As of June 30, 2012 Fair value	As of December 31, 2011 Fair value
Derivatives designated as hedging instruments - effective hedges
Financial instruments long-term liabilities.	$—	$4,422
Financial instruments short-term liabilities.	$296	839

Total derivatives not designated as hedging instruments - ineffective hedges
Financial instruments short-term liabilities.	$1,093	7,416

Total Derivatives	$1,389	$12,677

The table below shows the effective portion of the Partnership's derivatives recognized in Other Comprehensive Income (“OCI”), the realized losses from net interest rate settlements transferred from OCI into the unaudited condensed consolidated statements of comprehensive income and the amounts remaining in OCI for the six months period ended June 30, 2012 and 2011 respectively:

Derivatives for cash flow hedging relationships	Amount of Loss Recognized in OCI on Derivative (Effective Portion)		Location of Gain/(loss) Reclassified into Income (Effective Portion)	Amount of Loss Reclassified from OCI into Income (Effective Portion)		Amount of Gain Remaining in OCI on Derivative (Effective Portion)		Location of Gain/(loss) Recognized in income (ineffective portion	Amount of Gain/ (Loss) recognized in income
	2012	2011		2012	2011	2012	2011		2012	2011
Interest rate swaps	(1,857)	(2,163)	Interest expense and finance cost	(11,697)	(10,791)	9,840	8,628	Gain on interest rate swap agreement	1,447	—

The Partnership follows the accounting guidance for derivative instruments which requires disclosure that establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements. This guidance enables the reader of the financial statements to assess the inputs used to develop those measurements by establishing hierarchy for ranking the quality and reliability of the information used to determine fair values. The statement requires that assets and liabilities carried at fair value will be classified and disclosed in one of the following three categories:
Level 1: Quoted market prices in active markets for identical assets or liabilities;
Level 2: Observable market based inputs or unobservable inputs that are corroborated by market data;
Level 3: Unobservable inputs that are not corroborated by market data.
The Partnership's interest rate swap agreements, entered into pursuant to its loan agreements, are based on LIBOR swap rates. LIBOR swap rates are observable at commonly quoted intervals for the full terms of the swaps and therefore are considered Level 2 items. The fair values of the interest rate swap determined through Level 2 of the fair value hierarchy are derived principally from or corroborated by observable market data. Inputs include quoted prices for similar assets, liabilities (risk adjusted) and market-corroborated inputs, such as market comparable, interest rates, yield curves and other items that allow value to be determined. Fair value of the interest rate swaps is determined using a discounted cash flow method based on market-base LIBOR swap yield curves. The fair value of the Partnership's interest rate swaps is the estimated value of the swap agreements at the reporting date, taking into account current interest rates and the forward yield curve and the creditworthiness of the Partnership and its counterparties.

Derivatives	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
December 31, 2011	$(12,677)	—	$(12,677)	—

June 30, 2012	$(1,389)	—	$(1,389)	—

Following the partial repayment of the Partnership's credit facilities in May 2012 (Note 7), the sale of the M/T Attikos and M/TAristofanis (Note 5) resulting the termination of the swap agreement equals to $20,500 and the termination of nine interest rate swap agreements in June 2012, the Partnership's interest rate swap agreements were reduced to three. As of June 30, 2012 the interest rate swap agreements as presented in the table below qualify as a cash flow hedge and the changes in their fair value are recognized in accumulated other comprehensive income/(loss).

Bank	Currency	Notional Amount	Fixed Rate	Trade date	Value date	Maturity date	Fair market value as of June 30, 2012
HSH Nordbank	USD	11,500	3.8950%	04.24.2008	04.30.2008	03.28.2013	296
Since, May 23, 2012 one interest rate swap of the Partnership does not qualify as cash flow hedge any longer and is presented to the table below. As a result the amount of $50, which was part of the Partnership's accumulated other comprehensive loss (“OCL”) as of May 23, 2011, is attributable to ineffective hedges and is being amortized over their respective remaining term up to its maturity date (March 28, 2013) and is being recognized in the Partnership's consolidated statements of comprehensive income by using the effective interest rate method.

Bank	Currency	Notional Amount	Fixed Rate	Trade date	Value date	Maturity date	Fair market value as of June 30, 2012
HSH Nordbank	USD	1,584	4.099%	08.14.2008	08.20.2008	03.28.2013	43
HSH Nordbank	USD	46,000	3.5250%	03.25.2008	03.27.2008	03.27.2013	1,050

Total derivative instruments fair value							1,093

For the six month period ended June 30, 2012 the Partnership recorded an expense of $13 from the above amortization.
For the six month period ended June 30, 2012, the Partnership recorded a gain of $8,075 as a result from the change in the fair value of derivatives that did not qualify for cash flow hedge accounting. The net result of the accumulated OCL amortization and the change of the fair value of the nine swap agreements of $1,447 is presented under other non operating income (expense) net as a “Gain on interest rate swap agreement” in the Partnership's unaudited condensed consolidated statements of comprehensive income for the six month period ended June 30, 2012.

Partners Capital	6 Months Ended
Jun. 30, 2012
Partners' Capital (Abstract)
Partners' Capital
9.	Partners' Capital
As of June 30, 2012 and December 31, 2011 our partners' capital included the following units:

	As of June 30, 2012	As of December 31, 2011
Limited partner units	69,372,077	69,372,077
General partner units	1,415,757	1,415,757
Pr Preferred partner units	15,555,554	—

Total partnership units	86,343,388	70,787,834

On May 23, and June 6, 2012 the Partnership entered into a Class B Convertible Preferred Unit Subscription Agreement (the “Agreement”) with various investors. According to this Agreement the Partnership issued 15,555,554 Class B Convertible Preferred Units to a group of investors including Kayne Anderson Capital Advisors L.P., Swank Capital LLC, Salient Partners, Spring Creek Capital LLC, Mason Street Advisors LLC and its sponsor Capital Maritime and Trading Corp. for net proceeds of $136,425.
The holders of the Class B Convertible Preferred Units have the right to convert all or a portion of such Class B Convertible Preferred Units at any time into Common Units at the conversion price of $9 per Class B Convertible Preferred Unit and a conversion rate of one Common Unit per one Class B Convertible Preferred Unit. The Conversion Ratio and the Conversion Price shall be adjusted upon the occurrence of certain events as described to the Agreement.

Commencing on May 23, 2015, in the event the 30-day volume-weighted average trading price (“VWAP”) and the daily VWAP of the Common Units on the National Securities Exchange on which the Common Units are listed or admitted to trading exceeds 130% of the then applicable Conversion Price for at least 20 Trading Days out of the 30 consecutive Trading Day period used to calculate the 30-day VWAP (the “Partnership Mandatory Conversion Event”) the Partnership (acting pursuant to direction and approval of the Conflicts Committee (following consultation with the full Board of Directors), shall have the right to convert the Class B Convertible Preferred Units then outstanding in whole or in part into Common Units at the then-applicable Conversion Ratio.
The holders of the outstanding Class B Convertible Preferred Units as of an applicable record date shall be entitled to receive, when, as and if authorized by the Partnership's board of directors or any duly authorized committee, out of legally available funds for such purpose, (a) first, the minimum quarterly Class B Convertible Preferred Unit Distribution Rate on each Class B Convertible Preferred Unit and (b) second, any cumulative Class B Convertible Preferred Unit Arrearage then outstanding, prior to any other distributions made in respect of any other Partnership Interests pursuant to this Agreement in cash. The minimum quarterly Class B Convertible Preferred Unit Distribution Rate shall be payable quarterly which is generally expected to be February 10, May 10, August 10 and November 10, or, if any such date is not a business day, the next succeeding business day.
Any distribution payable on the Class B Convertible Preferred Units for any partial quarter (other than the initial distribution payable on the Class B Convertible Preferred Units for the period from May 22, 2012 through June 30, 2012 that equals to $0.26736 for each Class B Convertible Preferred Unit ) shall equal the product of the minimum quarterly Class B Convertible Preferred Unit distribution rate of $0.21375 (equals to a 9.5% annual distribution rate, subject to adjustment in the cases where clause of change of control, and/or clause of cross default provisions of the “Agreement” applies).
No distribution on the Class B Convertible Preferred Units shall be authorized by the board of directors or declared or paid or set apart for payment by the Partnership at such time as the terms and provisions of any agreement of the Partnership, including any agreement relating to its indebtedness, prohibits such authorization, declaration, payment or setting apart for payment or provides that such authorization, declaration, payment or setting apart for payment would constitute a breach thereof, or a default thereunder, or if such authorization, declaration, payment or setting apart for payment shall be restricted or prohibited by law. The foregoing, distributions with respect to the Class B Convertible Preferred Units shall accumulate as of the Class B Convertible Preferred Unit distribution payment date on which they first become payable whether or not any of the foregoing restrictions in above exist, whether or not there is sufficient Available Cash for the payment thereof and whether or not such distributions are authorized. A cumulative Class B Convertible Preferred Unit arrearage shall not bear interest and holders of the Class B Convertible Preferred Units shall not be entitled to any distributions, whether payable in cash, property or Partnership Interests, in excess of the then cumulative Class B Convertible Preferred Unit arrearage plus the minimum quarterly Class B Convertible Preferred Unit distribution rate for such quarter.
With respect to Class B Convertible Preferred Units that are converted into Common Units, the holder thereof shall not be entitled to a Class B Convertible Preferred Unit distribution and a Common Unit distribution with respect to the same period, but shall be entitled only to the distribution to be paid based upon the class of Units held as of the close of business on the record date for the distribution in respect of such period; provided , however , that the holder of a converted Class B Convertible Preferred Unit shall remain entitled to receive any accrued but unpaid distributions due with respect to such Unit on or as of the prior Class B Convertible Preferred Unit distribution payment date; and provided, further , that if the Partnership exercises the Partnership Mandatory Conversion Right to convert the Class B Convertible Preferred Units pursuant to this Agreement then the holders' rights with respect to the distribution for the Quarter in which the Partnership Mandatory Conversion Notice is received is as set forth in this Agreement.
During the six-month periods ended June 30, 2012 and 2011, the Partnership declared and paid the following distributions to its common unitholders:

Date declared	April 24, 2012	January 23, 2012	April 21, 2011	January 21, 2011
Distributions per unit declared	$0.2325	0.2325	$0.2325	$0.2325
Common units entitled to distribution	69,372,077	69,372,077	37,946,183	37,946,183
General partner and IDR distributions	$329	329	$180	$180

Omnibus Incentive Compensation Plan	6 Months Ended
Jun. 30, 2012
Omnibus Incentive Compensation Plan (Abstract)
Omnibus Incentive Compensation Plan
10.	Omnibus Incentive Compensation Plan

a.	Partnership's Omnibus Incentive Compensation Plan
On April 29, 2008, the Board of Directors approved the Partnership's Omnibus Incentive Compensation Plan (the “Plan”) according to which the Partnership may issue a limited number of awards, not to exceed 500,000 units. The Plan was amended on July 22, 2010 increasing the aggregate number of restricted units issuable under the Plan to 800,000. The Plan is administered by the General Partner as authorized by the Board of Directors. The persons eligible to receive awards under the Plan are officers, directors, and executive, managerial, administrative and professional employees of the Manager, or CMTC, or other eligible persons (collectively, “key persons”) as the General Partner, in its sole discretion, shall select based upon such factors as it deems relevant. Members of the Board of Directors are considered to be employees of the Partnership (“Employees”) for the purposes of recognition of equity compensation expense, while employees of the Manager, CMTC and other eligible persons under the plan are not considered to be employees of the Partnership (“Non-Employees”). Awards may be made under the Plan in the form of incentive stock options, non-qualified stock options, stock appreciation rights, dividend equivalent rights, restricted stock, unrestricted stock, restricted stock units and performance shares.
On August 25 and 31, 2010 CGP awarded 448,000 and 347,200 unvested units to Employees and Non-Employees, respectively. Awards granted to certain Employees vest in three equal annual installments. The remaining awards will vest on August 31, 2013.
All unvested units are conditional upon the grantee's continued service as Employee and/or Non-Employee until the applicable vesting date. The unvested units will accrue distributions as declared and paid which will be retained by the custodian of the Plan until the units vest at which time they are payable to the grantee. As unvested unit grantees accrue distributions on awards that are expected to vest, such distributions are charged to Partner's capital.

b.	Crude's Equity Incentive Plan
On March 1, 2010 Crude adopted an equity incentive plan according to which Crude issued 399,500 shares out of 400,000 restricted shares that were authorized. Members of the Board of Directors were considered to be employees of Crude (“Employees”), while employees of Crude's affiliates and other eligible persons under this plan were not considered to be employees of Crude (“Non-Employees”). Awards granted to certain Employees vest in three equal annual installments. The remaining awards will vest on August 31, 2013.
All unvested shares are conditional upon the grantee's continued service as Employee and/or Non-Employee until the applicable vesting date. The unvested shares will accrue dividends as declared and paid, which will be retained by the custodian of Crude's equity incentive plan until the shares vest, at which time they are payable to the grantee. As unvested shares grantees accrue dividends on awards that are expected to vest, such dividends were charged to Stockholders' equity prior to Crude's acquisition and are charged to the Partner's capital subsequently to the acquisition.

c.	Acquisition of Crude by the Partnership
Upon the completion of the acquisition of Crude by the Partnership on September 30, 2011, the Crude's Equity Incentive Plan existing that date was incorporated into the Partnership's Plan at a ratio of 1.56 common Partnership's unit for each Crude share. The 205,000 unvested shares of Crude's Employee award converted to 319,800 Partnership's unvested units and the 194,400 unvested shares of Crude's Non-Employee award converted to 303,264 Partnership's unvested units. The terms and conditions of both plans are significantly the same and remained unchanged after the acquisition, with the exception of 20,000 Crude shares, which were converted to 31,200 Partnership's units upon the completion of the acquisition. These Crude shares were held by those members of the Crude's Independent Committee who were not designated by Crude to serve as a member of the Partnership board of directors and were vested in full immediately upon the consummation of the acquisition on September 30, 2011.
There were no forfeitures of awards during the period ended June 30, 2012. The Partnership estimates the forfeitures of unvested units to be immaterial. The Partnership will, however, re-evaluate the reasonableness of its assumption at each reporting period. As of June 30, 2012, the unvested units accrued $1,698 of distributions.

	Employee equity compensation		Non-Employee equity compensation
Unvested Units	Units	Grant-date fair value	Units	Award-date fair value
Unvested on January 1, 2012	536,666	$3,985	650,464	$4,736
Granted	—	—	—	—
Vested	2,600	17	—	—
Forfeited	—	—	—	—
Unvested on June 30, 2012	534,066	$3,968	650,464	$4,736

For the six - month period ended June 30, 2012 the equity compensation expense that has been charged against income was $912 for the employee awards and $1,079 for the non-employee awards, this expense has been included in general and administrative expenses.
As of June 30, 2012, there was $2,138 of total unrecognized compensation cost related to unvested equity compensation arrangements granted under the Plan based on:

•	the grant date unit price of $8.08 on August 25, 2010 for the Employees awards that existed before the acquisition of Crude; and

•	the amortization of the fair value of equity compensation expense for Crude's Employees awards attributable to post-combination services determined upon the completion of the acquisition of Crude.
That cost is expected to be recognized over the remaining vesting period of 1.2 years.
As of June 30, 2012, there was $2,380 of total unrecognized compensation cost related to unvested equity compensation arrangements granted to Non-Employees under the Plan, valued based on the closing unit price of $7.56 on June 30, 2012. That cost is expected to be recognized over the remaining vesting period of 1.2 years.
The Partnership has used the straight-line method to recognize the cost of the awards.

Net Income Per Unit	6 Months Ended
Jun. 30, 2012
Net Income Per Unit (Abstract)
Net Income Per Unit
11.	Net Income Per Unit
The general partner's, common unit holders' and subordinated unit holders' interests in net income are calculated as if all net income for the periods presented were distributed according to the terms of the Partnership's Agreement, regardless of whether those earnings would or could be distributed. The Partnership Agreement does not provide for the distribution of net income; rather, it provides for the distribution of available cash, which is a contractually-defined term that generally means all cash on hand at the end of each quarter after establishment of cash reserves established by the Partnership's board of directors to provide for the proper resources for the Partnership's business. Unlike available cash, net income is affected by non-cash items.
Under the Partnership Agreement, the holder of the incentive distribution rights in the Partnership, which is currently the CGP, assuming that there are no cumulative arrearages on common unit distributions, has the right to receive an increasing percentage of cash distributions after the minimum quarterly distribution.
During the six-month periods ended June 30, 2012 and 2011, the Partnership's net income did not exceed the First Target Distribution Level, and as a result, the assumed distribution of net income did not result in the use of increasing percentages to calculate CGP' s interest in net income.
The Partnership excluded the dilutive effect of 1,185,601 and 795,200 non-vested unit awards in calculating EPU for its common unit holders as of June 30, 2012 and June 30, 2011, respectively, as they were anti-dilutive. The non-vested units are participating securities because they receive distributions from the Partnership and these distributions do not have to be returned to the Partnership if the non-vested units are forfeited by the grantee.

The Partnership, also, excluded the dilutive effect of the $4,159 dividends attributable to preferred unit holders in calculating EPU for its common unit holders as of June 30, 2012 as they were anti-dilutive.
The two class method was used to calculate EPU as follows:

	For the six month period ended June 30,
Numerators	2012	2011
Partnership's net income	$6,595	$17,541
Less:
Partnership's net income available to preferred unit holders	4,159	—
General Partner's interest in Partnership's net income	49	351
Partnership's net income allocable to unvested units	41	353
Partnership's net income available to common unit holders	$2,346	$16,837

Denominators	—	—
Weighted average number of common units outstanding, basic and diluted	68,186,476	37,958,265
Net income per common unit:
Basic and diluted	$0.03	$0.44

Commitments And Contingencies	6 Months Ended
Jun. 30, 2012
Commitments and Contingencies (Abstract)
Commitments and Contingencies
12.	Commitments and Contingencies
Various claims, suits, and complaints, including those involving government regulations and product liability, arise in the ordinary course of the shipping business. In addition, losses may arise from disputes with charterers, agents, insurance and other claims with suppliers relating to the operations of the Partnership's vessels. The Partnership is not aware of any such claims or contingent liabilities, which should be disclosed, or for which a provision should be established in the accompanying unaudited condensed consolidated financial statements.
The Partnership accrues for the cost of environmental liabilities when management becomes aware that a liability is probable and is able to reasonably estimate the probable exposure. Currently, the Partnership is not aware of any such claims or contingent liabilities, which should be disclosed, or for which a provision should be established in the accompanying unaudited condensed consolidated financial statements.

(a)	Lease Commitments
Future minimum rental receipts, excluding any profit share revenue that may arise, based on non-cancelable long-term time and bareboat charter contracts, as of June 30, 2012 are:

For the years ended June 30,	Amount
2013	$66,016
2014	56,783
2015	32,823
2016	26,729
2017	15,663
Thereafter	46,210

Total	$244,224

Subsequent Events	6 Months Ended
Jun. 30, 2012
Subsequent Events (Abstract)
Subsequent Events
13.	Subsequent events

a)
Dividends: On July 23, 2012, the Board of Directors of the Partnership declared a cash distribution of $0.2325 per common unit for the second quarter of 2012. The second quarter common unit cash distribution was paid on August 15, 2012, to unit holders of record on August 7, 2012.

In addition, on July 23, 2012, the Board of Directors of the Partnership declared a cash distribution of $0.26736 per Class B unit for the period from May 22, 2012 through June 30, 2012. The cash distribution was paid on August 10, 2012, to Class B unit holders of record on August 3, 2012.

Acquisition of Patroklos (M/V Cape Agamemnon) (Tables)	6 Months Ended
Jun. 30, 2012
Acquisition of Patroklos (M/V Cape Agamemnon) (Abstract)
Purchase price allocation (Table Text Block)

As of June 9, 2011
Vessel	$51,500
Above market acquired time charter	$48,551
Identifiable assets	$100,051
Purchase price	(83,525)
Gain from bargain purchase	$16,526

Identifiable intangible assets (Table Text Block)

Intangible assets	As of June 9, 2011	Duration of time charter acquired
Above market acquired time charter	$48,551	9.1 years

Pro Forma Financial Information (Table Text Block)
For the six month period ended June 30, 2011
Total net revenues	$59,663
Net income	$19,345
Pro-forma weighted average of Partnership's common units outstanding	44,108,983
Net income per common unit (basic and diluted)	$0.42

Transactions with Related Parties (Tables)	6 Months Ended
Jun. 30, 2012
Transactions with Related Parties (Abstract)
Balances and Transactions with Related Parties (Table Text Block)

Consolidated Balance Sheets	As of June 30, 2012	As of December 31, 2011
Assets:
Hire receivable (c)	$33	$—

Total assets	$33	$—

Liabilities:
Manager - payments on behalf of the Partnership (a)	$7,185	$8,138
Management fee payable to CSM (b)	$1,838	$2,434

Due to related parties	$9,023	$10,572

Deferred revenue - current (e)	$6,292	$4,225

Total liabilities	$15,315	$14,797

Related Party Transactions Disclosure (Table Text Block)

	For the six-month period ended June 30,
	2012	2011
Revenues (c)	$33,904	$11,597
Vessel operating expenses	13,422	14,903
Voyage expenses	284	—
General and administrative expenses (d)	1,539	540

Charter Agreements (Table Text Block)

Vessel Name	Time Charter (TC) in years	Commencement of Charter	Termination or earliest expected redelivery	Gross (Net) Daily Hire Rate
M/T Agisilaos	1TC	03/2010	03/2011	$12.0 ($11.9)
M/T Agisilaos	0.25 TC	03/2011	08/2011	$13.0 ($12.8)
M/T Agisilaos	1 TC	08/2011	07/2012	$13.5 ($13.3)
M/T Arionas	1 TC	10/2010	10/2011	$12.0 ($11.9)
M/T Arionas	1 TC	10/2011	09/2012	$13.8 ($13.6)
M/T Axios	1TC	02/2010	03/2011	$12.8 ($12.6)
M/T Axios	1TC	06/2012	05/2013	$14.0 ($13.8)
M/T Alkiviadis	2TC	06/2010	07/2012	$13.0 ($12.8)
M/T Amore Mio II	1 TC	01/2011	12/2011	$25.3 ($25.0)
M/T Amore Mio II	0.9 to 1.2TC	12/2011	03/2012	$18.3 ($18.0)
M/T Avax	1 TC	05/2011	05/2013	$14.0 ($13.8)
M/T Akeraios	1 TC	07/2011	07/2012	$14.0 ($13.8)
M/T Alexander the Great	1+1+1 TC	11/2011	10/2012	$28.0+$34.0+$38.0 ($27.7+$33.6+$37.5)
M/T Amoureux	1+1+1 TC	10/2011	09/2012	$20.0+$24.0+$28.0 ($19.8+$23.7+$27.7)
M/T Aias	1+1+1 TC	11/2011	10/2012	$20.0+$24.0+$28.0 ($19.8+$23.7+$27.7)
M/T Achilleas	1+1+1 TC	01/2012	12/2012	$28.0+$34.0+$38.0 ($27.7+$33.6+$37.5)
M/T Miltiadis M II	1 TC	03/2012	02/2013	$18.3 ($18.0)

Vessels (Tables)	6 Months Ended
Jun. 30, 2012
Vessels (Abstract)
Vessels (Table Text Block)

	As of	As of
	June 30, 2012	December 31, 2011
Cost:
Vessels	1,193,397	1,217,606
Less: Accumulated depreciation	(161,952)	(143,620)

Vessels, net	$1,031,445	$1,073,986

Above market acquired charters (Tables)	6 Months Ended
Jun. 30, 2012
Above Market Acquired Charters (Abstract)
Above Market Acquired Charters (Table Text Block)

Above market acquired charters	M/V Cape Agamemnon	M/T Assos	Total
Carrying amount as at January 1, 2011	—	8,062	8,062
Acquisition	48,551	—	48,551
Amortization	(3,008)	(2,481)	(5,489)

Carrying amount as at December 31, 2011	$45,543	$5,581	$51,124

Amortization	(2,672)	(1,237)	(3,909)

Carrying amount as at June 30, 2012	$42,871	$4,344	$47,215

Above Market Acquired Charter Future Amortization Expense (Table Text Block)

For the twelve months period ended June 30,	M/V Cape Agamemnon	M/T Assos	Total
2013	5,357	2,481	7,838
2014	5,357	1,863	7,220
2015	5,357	—	5,357
2016	5,371	—	5,371
2017	5,357	—	5,357
Thereafter	16,072	—	16,072

Total	42,871	4,344	47,215

Long-Term Debt (Tables)	6 Months Ended
Jun. 30, 2012
Long-Term Debt (Abstract)
Schedule Of Credit Facilities Amounts Drawn Down (Table Text Block)

Vessel / Entity	Date	$370,000 Credit Facility (i)	$350,000 Credit Facility (ii)	$25,000 Credit Facility (iii)
M/T Akeraios	07/13/2007	$46,850	$—	$—
M/T Apostolos	09/20/2007	56,000	—	—
M/T Anemos I	09/28/2007	56,000	—	—
M/T Alexandros II	01/29/2008	48,000	—	—
M/T Amore Mio II	03/27/2008	—	46,000	—
M/T Aristofanis	04/30/2008	—	11,500	—
M/T Aristotelis II	06/17/2008	20,000	—	—
M/T Aris II	08/20/2008	24,000	1,584	—
M/V Cape Agamemnon	06/09/2011	—		19,000
Crude Carriers Corp. and its subsidiaries	09/30/2011	—	134,580	—

Total		$250,850	$193,664	$19,000

Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2012
Financial Instruments (Abstract)
Derivative liabilities - Fair value (Table Text Block)

	June 30, 2012		December 31, 2011
	Interest Rate Swaps	Total	Interest Rate Swaps	Total
Short-term liabilities	$(1,389)	$(1,389)	$(8,255)	$(8,255)
Long-term liabilities	$—	$—	$(4,422)	$(4,422)

Total	$(1,389)	$(1,389)	$(12,677)	$(12,677)

Financial instruments - Balance Sheet (Table Text Block)

Liability derivatives
Balance sheet location	As of June 30, 2012 Fair value	As of December 31, 2011 Fair value
Derivatives designated as hedging instruments - effective hedges
Financial instruments long-term liabilities.	$—	$4,422
Financial instruments short-term liabilities.	$296	839

Total derivatives not designated as hedging instruments - ineffective hedges
Financial instruments short-term liabilities.	$1,093	7,416

Total Derivatives	$1,389	$12,677

Schedule Of Derivative Instruments Gain (Loss) In Statement Of Financial Performance (Table Text Block)

Derivatives for cash flow hedging relationships	Amount of Loss Recognized in OCI on Derivative (Effective Portion)		Location of Gain/(loss) Reclassified into Income (Effective Portion)	Amount of Loss Reclassified from OCI into Income (Effective Portion)		Amount of Gain Remaining in OCI on Derivative (Effective Portion)		Location of Gain/(loss) Recognized in income (ineffective portion	Amount of Gain/ (Loss) recognized in income
	2012	2011		2012	2011	2012	2011		2012	2011
Interest rate swaps	(1,857)	(2,163)	Interest expense and finance cost	(11,697)	(10,791)	9,840	8,628	Gain on interest rate swap agreement	1,447	—

Schedule Of Fair Value Assets And Liabilities Measured On Recurring Basis (Table Text Block)

Derivatives	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
December 31, 2011	$(12,677)	—	$(12,677)	—

June 30, 2012	$(1,389)	—	$(1,389)	—

Schedule Of Cash Flow Hedging Instruments (Table Text Block)

Bank	Currency	Notional Amount	Fixed Rate	Trade date	Value date	Maturity date	Fair market value as of June 30, 2012
HSH Nordbank	USD	11,500	3.8950%	04.24.2008	04.30.2008	03.28.2013	296

Schedule Of Derivatives Not Designated As Cash Flow Hedging Instruments (Table Text Block)

Bank	Currency	Notional Amount	Fixed Rate	Trade date	Value date	Maturity date	Fair market value as of June 30, 2012
HSH Nordbank	USD	1,584	4.099%	08.14.2008	08.20.2008	03.28.2013	43
HSH Nordbank	USD	46,000	3.5250%	03.25.2008	03.27.2008	03.27.2013	1,050

Total derivative instruments fair value							1,093

Partners' Capital (Tables)	6 Months Ended
Jun. 30, 2012
Partners' Capital (Abstract)
Partnership Units (Table Text Block)

	As of June 30, 2012	As of December 31, 2011
Limited partner units	69,372,077	69,372,077
General partner units	1,415,757	1,415,757
Pr Preferred partner units	15,555,554	—

Total partnership units	86,343,388	70,787,834

Distribution to unitholders (Table Text Block)

Date declared	April 24, 2012	January 23, 2012	April 21, 2011	January 21, 2011
Distributions per unit declared	$0.2325	0.2325	$0.2325	$0.2325
Common units entitled to distribution	69,372,077	69,372,077	37,946,183	37,946,183
General partner and IDR distributions	$329	329	$180	$180

Omnibus Incentive Compensation Plan (Tables)	6 Months Ended
Jun. 30, 2012
Omnibus Incentive Compensation Plan (Abstract)
Omnibus Incentive Compensation Plan (Table Text Block)

	Employee equity compensation		Non-Employee equity compensation
Unvested Units	Units	Grant-date fair value	Units	Award-date fair value
Unvested on January 1, 2012	536,666	$3,985	650,464	$4,736
Granted	—	—	—	—
Vested	2,600	17	—	—
Forfeited	—	—	—	—
Unvested on June 30, 2012	534,066	$3,968	650,464	$4,736

Net Income Per Unit (Tables)	6 Months Ended
Jun. 30, 2012
Net Income Per Unit (Abstract)
Schedule Of Income Per Unit Basic And Diluted (Table Text Block)

	For the six month period ended June 30,
Numerators	2012	2011
Partnership's net income	$6,595	$17,541
Less:
Partnership's net income available to preferred unit holders	4,159	—
General Partner's interest in Partnership's net income	49	351
Partnership's net income allocable to unvested units	41	353
Partnership's net income available to common unit holders	$2,346	$16,837

Denominators	—	—
Weighted average number of common units outstanding, basic and diluted	68,186,476	37,958,265
Net income per common unit:
Basic and diluted	$0.03	$0.44

Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2012
Commitments and Contingencies (Abstract)
Future minimum rental receipts (Table Text Block)

For the years ended June 30,	Amount
2013	$66,016
2014	56,783
2015	32,823
2016	26,729
2017	15,663
Thereafter	46,210

Total	$244,224

Acquisition of Patroklos (M/V Cape Agamemnon) - Purchase Price Allocation (Table) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended		5 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 09, 2011 Patroklos Marine Corporation [Member]
Business Acquisition [Line Items]
Vessel			$ 51,500
Above market acquired time charter			48,551
Identifiable assets			100,051
Purchase price			(83,525)
Gain from bargain purchase	$ 0	$ 16,526	$ 16,526

Acquisition of Patroklos (M/V Cape Agamemnon) - Pro Forma Financial Information (Table) (Details) (Patroklos Marine Corporation [Member], USD $)
In Thousands, except Share data, unless otherwise specified	6 Months Ended
Jun. 30, 2011
Patroklos Marine Corporation [Member]
Business Acquisition [Line Items]
Total net revenues	$ 59,663
Net income	$ 19,345
Pro-forma weighted average of Partnership's common units outstanding	44,108,983
Net income per common unit (basic and diluted)	$ 0.42

Acquisition of Patroklos (M/V Cape Agamemnon) - Additional Information (Details) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended			1 Months Ended	6 Months Ended				5 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 09, 2011	Jun. 30, 2011 Patroklos Marine Corporation [Member]	Jun. 30, 2011 Patroklos Marine Corporation [Member]	Jun. 30, 2011 Patroklos Marine Corporation - Cash [Member]	Jun. 30, 2011 Patroklos Marine Corporation - Credit Facility Utilized [Member]	Jun. 09, 2011 Capital Maritime And Trading Corp [Member]	Jun. 09, 2011 Capital General Partners [Member]	Jun. 30, 2011 Partnership Units [Member]	Jun. 09, 2011 Partnership General Partner [Member]	Jun. 09, 2011 Capital Product Partners LP [Member]
Business Acquisition [Line Items]
Duration of above market acquired time charter				9 years 0 months 22 days
WACC used for calculation of above market acquired time charter					11.00%
Business acquisition financing	$ 185	$ 26,634				$ 1,470	$ 25,000
Acquisition related costs				409	409
Common unit price			$ 8.2
Common unit price		$ 10.35
Number of common units issued								6,958,000
Number of common units issued										142,000
Conversion of common units to general partner units											142,000
Proceeds from conversion to general partner units												$ 1,470
Interest of CGP in the partnership									2.00%

Transactions with Related Parties - Consolidated Balance Sheets (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Assets:
Hire receivable (c)	$ 33	$ 0
Total assets	33	0
Liabilities:
Due to related parties	9,023	10,572
Deferred revenue - current (e)	8,419	7,739
Manager - payments on behalf of the Partnership (a)
Liabilities:
Due to related parties	7,185	8,138
Management fee payable to CSM (b)
Liabilities:
Due to related parties	1,838	2,434
Capital Maritime And Trading Corp
Liabilities:
Deferred revenue - current (e)	6,292	4,225
Total liabilities	$ 15,315	$ 14,797

Transactions with Related Parties - Statement of Comprehensive Income (Table) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Related Party Transaction [Line Items]
Revenues (c)	$ 33,904	$ 11,597
Vessel operating expenses	13,422	14,903
Voyage expenses	284	0
General and administrative expenses (d)	4,547	5,195
Capital Ship Management Corp [Member]
Related Party Transaction [Line Items]
General and administrative expenses (d)	$ 1,539	$ 540

Transactions with Related Parties - Charter Revenues (Table) (Details)	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
M/T Agisilaos
Related Party Transaction [Line Items]
Time charter (TC) in years		1TC
Commencement of charter		03/2010
Termination or earliest expected redelivery		03/2011
Gross daily hire rate		$12.0
Net daily hire rate		$11.9
M/T Agisilaos
Related Party Transaction [Line Items]
Time charter (TC) in years	1 TC	0.25 TC
Commencement of charter	08/2011	03/2011
Termination or earliest expected redelivery	07/2012	08/2011
Gross daily hire rate	$13.5	$13.0
Net daily hire rate	$13.3	$12.8
M/T Arionas
Related Party Transaction [Line Items]
Time charter (TC) in years	1 TC	1 TC
Commencement of charter	10/2011	10/2010
Termination or earliest expected redelivery	09/2012	10/2011
Gross daily hire rate	$13.8	$12.0
Net daily hire rate	$13.6	$11.9
M/T Axios
Related Party Transaction [Line Items]
Time charter (TC) in years	1TC	1TC
Commencement of charter	06/2012	02/2010
Termination or earliest expected redelivery	05/2013	03/2011
Gross daily hire rate	$14.0	$12.8
Net daily hire rate	$13.8	$12.6
M/T Alkiviadis
Related Party Transaction [Line Items]
Time charter (TC) in years	2TC	2TC
Commencement of charter		06/2010
Termination or earliest expected redelivery	07/2012
Gross daily hire rate	$13.0	$13.0
Net daily hire rate	$12.8	$12.8
M/T Amore Mio II
Related Party Transaction [Line Items]
Time charter (TC) in years	0.9 to 1.2TC	1 TC
Commencement of charter	12/2011	01/2011
Termination or earliest expected redelivery	03/2012	12/2011
Gross daily hire rate	$18.3	$25.3
Net daily hire rate	$18.0	$25.0
M/T Avax
Related Party Transaction [Line Items]
Time charter (TC) in years	1 TC	1 TC
Commencement of charter		05/2011
Termination or earliest expected redelivery	05/2013
Gross daily hire rate	$14.0	$14.0
Net daily hire rate	$13.8	$13.8
M/T Akeraios
Related Party Transaction [Line Items]
Time charter (TC) in years	1 TC
Commencement of charter	07/2011
Termination or earliest expected redelivery	07/2012
Gross daily hire rate	$14.0
Net daily hire rate	$13.8
M/T Alexander The Great
Related Party Transaction [Line Items]
Time charter (TC) in years	1+1+1 TC
Commencement of charter	11/2011
Termination or earliest expected redelivery	10/2012
Gross daily hire rate	$28.0+$34.0+$38.0
Net daily hire rate	$27.7+$33.6+$37.5
M/T Amoureux
Related Party Transaction [Line Items]
Time charter (TC) in years	1+1+1 TC
Commencement of charter	10/2011
Termination or earliest expected redelivery	09/2012
Gross daily hire rate	$20.0+$24.0+$28.0
Net daily hire rate	$19.8+$23.7+$27.7
M/T Aias
Related Party Transaction [Line Items]
Time charter (TC) in years	1+1+1 TC
Commencement of charter	11/2011
Termination or earliest expected redelivery	10/2012
Gross daily hire rate	$20.0+$24.0+$28.0
Net daily hire rate	$19.8+$23.7+$27.7
M/T Achilleas
Related Party Transaction [Line Items]
Time charter (TC) in years	1+1+1 TC
Commencement of charter	01/2012
Termination or earliest expected redelivery	12/2012
Gross daily hire rate	$28.0+$34.0+$38.0
Net daily hire rate	$27.7+$33.6+$37.5
M/T Miltiadis M II
Related Party Transaction [Line Items]
Time charter (TC) in years	1 TC
Commencement of charter	03/2012
Termination or earliest expected redelivery	02/2013
Gross daily hire rate	$18.3
Net daily hire rate	$18.0

Transactions with Related Parties - Additional Information (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Capital Ship Management Corp [Member]
Related Party Transaction [Line Items]
Sales and purchase fee	1.00%
Commercial service fee	1.25%
Additional fees related to unforeseen events	$ 1,016	$ 246
M/T Attikos - Claim Proceeds [Member]
Related Party Transaction [Line Items]
Additional fees related to unforeseen events		$ 710

Vessels (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Vessels (Abstract)
Vessels	$ 1,193,397	$ 1,217,606
Less: Accumulated depreciation	(161,952)	(143,620)
Vessels, net	$ 1,031,445	$ 1,073,986

Vessels (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Property Plant And Equipment [Line Items]
Net proceeds from sale of vessel	$ 19,675	$ 0
Gain on sale of vessel	1,296	0
M/T Attikos
Property Plant And Equipment [Line Items]
Date of vessel sale	Feb 14, 2012
DWT	12,000
Year built	2005
Net proceeds from sale of vessel	9,819
Gain on sale of vessel	943
M/T Aristofanis
Property Plant And Equipment [Line Items]
Date of vessel sale	Apr 4, 2012
DWT	12,000
Year built	2005
Net proceeds from sale of vessel	9,882
Gain on sale of vessel	$ 353

Above market acquired charters - Carrying Value (Table) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Jun. 30, 2012 M/V Cape Agamemnon	Dec. 31, 2011 M/V Cape Agamemnon	Jun. 30, 2012 M/T Assos	Dec. 31, 2011 M/T Assos	Aug. 16, 2010 M/T Assos
Acquired Finite Lived Intangible Assets [Line Items]
Carrying amount, beginning of period	$ 51,124	$ 8,062	$ 8,062	$ 45,543	$ 0	$ 5,581	$ 8,062	$ 9,000
Acquisition			48,551		48,551
Amortization	(3,909)	(1,538)	(5,489)	(2,672)	(3,008)	(1,237)	(2,481)
Carrying amount, end of period	$ 47,215		$ 51,124	$ 42,871	$ 45,543	$ 4,344	$ 5,581	$ 9,000

Above market acquired charters - Amortization Schedule (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Aug. 16, 2010
For the twelve months period ended June 30,
2013	$ 7,838
2014	7,220
2015	5,357
2016	5,371
2017	5,357
Thereafter	16,072
Total	47,215	51,124	8,062
M/V Cape Agamemnon
For the twelve months period ended June 30,
2013	5,357
2014	5,357
2015	5,357
2016	5,371
2017	5,357
Thereafter	16,072
Total	42,871	45,543	0
M/T Assos
For the twelve months period ended June 30,
2013	2,481
2014	1,863
Total	$ 4,344	$ 5,581	$ 8,062	$ 9,000

Long-Term Debt - Credit Facilities (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012
M/T Akeraios - $370,000 Credit Facility (i)
Debt Instrument [Line Items]
Line Of Credit Facility Amount Outstanding	$ 46,850
Amount drawn down date	Jul 13, 2007
M/T Apostolos - $370,000 Credit Facility (i)
Debt Instrument [Line Items]
Line Of Credit Facility Amount Outstanding	56,000
Amount drawn down date	Sep 20, 2007
M/T Anemos I - $370,000 Credit Facility (i)
Debt Instrument [Line Items]
Line Of Credit Facility Amount Outstanding	56,000
Amount drawn down date	Sep 28, 2007
M/T Alexandros II - $370,000 Credit Facility (i)
Debt Instrument [Line Items]
Line Of Credit Facility Amount Outstanding	48,000
Amount drawn down date	Jan 29, 2008
M/T Amore Mio II - $350,000 Credit Facility (ii)
Debt Instrument [Line Items]
Line Of Credit Facility Amount Outstanding	46,000
Amount drawn down date	Mar 27, 2008
M/T Aristofanis - $350,000 Credit Facility (ii)
Debt Instrument [Line Items]
Line Of Credit Facility Amount Outstanding	11,500
Amount drawn down date	Apr 30, 2008
M/T Aristotelis II - $370,000 Credit Facility (i)
Debt Instrument [Line Items]
Line Of Credit Facility Amount Outstanding	20,000
Amount drawn down date	Jun 17, 2008
M/T Aris II - $370,000 Credit Facility (i)
Debt Instrument [Line Items]
Line Of Credit Facility Amount Outstanding	24,000
Amount drawn down date	Aug 20, 2008
M/T Aris II - $350,000 Credit Facility (ii)
Debt Instrument [Line Items]
Line Of Credit Facility Amount Outstanding	1,584
Amount drawn down date	Aug 20, 2008
M/V Cape Agamemnon - $25,000 Credit Facility (iii)
Debt Instrument [Line Items]
Line Of Credit Facility Amount Outstanding	19,000
Amount drawn down date	Jun 9, 2011
Crude Carriers Corp. and its subsidiaries - $350,000 Credit Facility (ii)
Debt Instrument [Line Items]
Line Of Credit Facility Amount Outstanding	134,580
Amount drawn down date	Sep 30, 2011
$370,000 Credit Facility (i)
Debt Instrument [Line Items]
Line Of Credit Facility Amount Outstanding	250,850
$350,000 Credit Facility (ii)
Debt Instrument [Line Items]
Line Of Credit Facility Amount Outstanding	193,664
$25,000 Credit Facility (iii)
Debt Instrument [Line Items]
Line Of Credit Facility Amount Outstanding	$ 19,000

Long-Term Debt (Details) (USD $) In Thousands, unless otherwise specified	0 Months Ended	6 Months Ended		2 Months Ended	1 Months Ended	6 Months Ended	5 Months Ended	6 Months Ended	5 Months Ended		5 Months Ended		6 Months Ended	0 Months Ended	5 Months Ended	6 Months Ended
	Jun. 06, 2012	Jun. 30, 2012	Jun. 30, 2011	Apr. 04, 2012 $370,000 Credit Facility (i)	Feb. 15, 2012 $370,000 Credit Facility (i)	Jun. 30, 2012 $370,000 Credit Facility (i)	May 23, 2012 $350,000 Credit Facility (ii)	Jun. 30, 2012 $350,000 Credit Facility (ii)	May 23, 2012 $25,000 Credit Facility (iii)	Jun. 30, 2012 $25,000 Credit Facility (iii)	May 23, 2012 All three Credit Facilities	May 23, 2012 $370,000 Term Loan	Jun. 30, 2012 $370,000 Term Loan	Jun. 06, 2012 Repayment of Debt	May 23, 2012 Repayment of Debt - Cash used from Cash and Cash Equivalents	Jun. 30, 2012 Long-Term Debt	Jun. 30, 2011 Long-Term Debt
Debt Instrument [Line Items]
Repayment of credit facility		$ 170,066	$ 0	$ 10,500	$ 10,000						$ 149,566				$ 13,141
Line of credit facility, maximum borrowing capacity						370,000		350,000		25,000
Repayment of debt - Net proceeds from issuance of preferred units	136,425	136,425	1,470											136,425
Margin of the credit facility						2.00%		3.00%
Debt's original amount													370,000
Cancellation of undrawn tranche							52,500
Number of installments							9		9			6
Quarterly periodic repayments							8,069		1,000			12,975
Weighted average interest rate																3.14%
Interest expense on long term debt		$ 18,929	$ 16,469													$ 18,379	$ 15,717

Financial Instruments - Fair Value (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Derivative [Line Items]
Short-term liabilities	$ (1,389)	$ (8,255)
Long-term liabilities	0	(4,422)
Total	(1,389)	(12,677)
Interest Rate Swaps
Derivative [Line Items]
Short-term liabilities	(1,389)	(8,255)
Long-term liabilities	0	(4,422)
Total	$ (1,389)	$ (12,677)

Financial Instruments - Balance Sheet Location (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Derivatives Fair Value [Line Items]
Financial instruments long-term liabilities.	$ 0	$ 4,422
Financial instruments short-term liabilities	1,389	8,255
Total Derivatives	1,389	12,677
Derivatives designated as hedging instruments - effective hedges
Derivatives Fair Value [Line Items]
Financial instruments long-term liabilities.	0	4,422
Financial instruments short-term liabilities	296	839
Total derivatives not designated as hedging instruments - ineffective hedges
Derivatives Fair Value [Line Items]
Financial instruments short-term liabilities	$ 1,093	$ 7,416

Financial Instruments - Effective Portion (Table) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Amount of Gain (Loss) Recognized in OCI on Derivative (Effective Portion)	$ 9,840	$ 8,628
Amount of Gain/(Loss) recognized in income	1,447	0
Interest rate swaps
Amount of Gain (Loss) Recognized in OCI on Derivative (Effective Portion)	(1,857)	(2,163)
Interest expense and finance cost
Amount of Gain (Loss) Recognized in OCI on Derivative (Effective Portion)	9,840	8,628
Amount of Loss Reclassified from OCI into Income (Effective Portion)	(11,697)	(10,791)
Gain on interest rate swap agreement
Amount of Gain/(Loss) recognized in income	$ 1,447	$ 0

Financial Instruments - Fair Value Measured on Recurring Basis (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Derivatives Fair Value [Line Items]
Derivatives	$ (1,389)	$ (12,677)
Quoted Prices in Active Markets for Identical Assets (Level 1)
Derivatives Fair Value [Line Items]
Derivatives	0	0
Significant Other Observable Inputs (Level 2)
Derivatives Fair Value [Line Items]
Derivatives	(1,389)	(12,677)
Significant Unobservable Inputs (Level 3)
Derivatives Fair Value [Line Items]
Derivatives	$ 0	$ 0

Financial Instruments - Fair Market Value of Hedging / Non hedging Derivatives (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Jun. 30, 2012 Derivative 1 [Member]	Jun. 30, 2012 Derivative 2 [Member]	Jun. 30, 2012 Derivative 3 [Member]	Jun. 30, 2012 Total derivative instruments fair value
Bank			HSH Nordbank	HSH Nordbank	HSH Nordbank
Currency			USD	USD	USD
Notional amount			$ 11,500	$ 1,584	$ 46,000
Fixed rate			3.90%	4.10%	3.53%
Trade date			Apr 24, 2008	Aug 14, 2008	Mar 25, 2008
Value date			Apr 30, 2008	Aug 20, 2008	Mar 27, 2008
Maturity date			Mar 28, 2013	Mar 28, 2013	Mar 27, 2013
Fair market value	$ 1,389	$ 8,255	$ 296	$ 43	$ 1,050	$ 1,093

Financial Instruments - Additional Information (Details) (USD $) In Thousands, unless otherwise specified	5 Months Ended	6 Months Ended
	May 23, 2012	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012 Credit Facility 370000 [Member]	Jun. 29, 2012 Credit Facility 370000 [Member]	Jun. 30, 2012 Credit Facility 350000 [Member]	Jun. 30, 2012 Interest Rate Swap [Member]
Debt Instrument [Line Items]
Number of Interest rate swaps			14
Number of Partnership's interest rate swaps expired					9
Number of interest rate swaps agreement closed out				1		1
Number of interest rate swaps agreement closed partially						1
Derivative amount swapped							$ 59,084
Amount of swap agreement termination		20,500
Number of swap agreements remaining		3
Interest rate swap not qualifying as cashflow hedge, amount to be amortized from OCL to Income	50
Amortization of gain/loss included in Accumulated OCI due to ineffectiveness		13
Gain from the change in fair value of non-hedging derivatives		8,075
Change of the fair value of the nine swap agreements		$ 1,447	$ 0

Partners' Capital - Partnership Units (Table) (Details)	Jun. 30, 2012	Apr. 24, 2012	Jan. 23, 2012	Dec. 31, 2011	Apr. 21, 2011	Jan. 21, 2011
Partners' Capital (Abstract)
Limited partner units	69,372,077	69,372,077	69,372,077	69,372,077	37,946,183	37,946,183
General partner units	1,415,757			1,415,757
Preferred partner units	15,555,554			0
Total partnership units	86,343,388			70,787,834

Partners' Capital - Distribution to Unitholders (Table) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended		3 Months Ended
	Jan. 23, 2012	Jan. 21, 2011	Apr. 24, 2012	Apr. 21, 2011	Jun. 30, 2012	Dec. 31, 2011
Partners' Capital (Abstract)
Distributions per unit declared	$ 0.2325	$ 0.2325	$ 0.2325	$ 0.2325
Common units entitled to distribution	69,372,077	37,946,183	69,372,077	37,946,183	69,372,077	69,372,077
General partner and IDR distributions	$ 329	$ 180	$ 329	$ 180

Partners' Capital - Additional Information (Details) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended	6 Months Ended
	Jun. 06, 2012	Jun. 30, 2012	Jun. 30, 2011
Partners' Capital (Abstract)
May 23 And June 6 2012 Preferred Units Agreement Conversion Terms
Commencing on May 23, 2015, in the event the 30-day volume-weighted average trading price (“VWAP”) and the daily VWAP of the Common Units on the National Securities Exchange on which the Common Units are listed or admitted to trading exceeds 130% of the then applicable Conversion Price for at least 20 Trading Days out of the 30 consecutive Trading Day period used to calculate the 30-day VWAP (the “Partnership Mandatory Conversion Event”) the Partnership (acting pursuant to direction and approval of the Conflicts Committee (following consultation with the full Board of Directors), shall have the right to convert the Class B Convertible Preferred Units then outstanding in whole or in part into Common Units at the then-applicable Conversion Ratio.
The holders of the outstanding Class B Convertible Preferred Units as of an applicable record date shall be entitled to receive, when, as and if authorized by the Partnership's board of directors or any duly authorized committee, out of legally available funds for such purpose, (a) first, the minimum quarterly Class B Convertible Preferred Unit Distribution Rate on each Class B Convertible Preferred Unit and (b) second, any cumulative Class B Convertible Preferred Unit Arrearage then outstanding, prior to any other distributions made in respect of any other Partnership Interests pursuant to this Agreement in cash. The minimum quarterly Class B Convertible Preferred Unit Distribution Rate shall be payable quarterly which is generally expected to be February 10, May 10, August 10 and November 10, or, if any such date is not a business day, the next succeeding business day.

Net proceeds from insuance of preferred stocks	$ 136,425	$ 136,425	$ 1,470
Conversion price of the Preferred units		$ 9
Conversion rate of the Preferred units		1
Distribution to preferred unit holders		$ 0.26736
Minimum distribution to preferred unit holders		$ 0.21375
Annual distribution rate for preferred unit holders		9.50%

Omnibus Incentive Compensation Plan (Table) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended
Jun. 30, 2012
Employee equity compensation
Units
Unvested, beginning of period	536,666
Granted	0
Vested	2,600
Forfeited	0
Unvested, end of period	534,066
Grant-date fair value
Unvested, beginning of period	$ 3,985
Granted	0
Vested	17
Forfeited	0
Unvested, end of period	3,968
Non-Employee equity compensation
Units
Unvested, beginning of period	650,464
Granted	0
Vested	0
Forfeited	0
Unvested, end of period	650,464
Grant-date fair value
Unvested, beginning of period	4,736
Granted	0
Vested	0
Forfeited	0
Unvested, end of period	$ 4,736

Omnibus Incentive Compensation Plan (Details) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended					6 Months Ended	8 Months Ended			2 Months Ended	6 Months Ended				9 Months Ended	6 Months Ended			6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012 Partnerships Omnibus Incentive Compensation Plan [Member]	Jul. 22, 2010 Partnerships Omnibus Incentive Compensation Plan [Member]	Apr. 29, 2008 Partnerships Omnibus Incentive Compensation Plan [Member]	Jun. 30, 2012 Partnerships Omnibus Incentive Compensation Plan Employees [Member]	Aug. 25, 2010 Partnerships Omnibus Incentive Compensation Plan Employees [Member]	Aug. 31, 2010 Partnerships Omnibus Incentive Compensation Plan Non Employees [Member]	Jun. 30, 2012 Partnerships Omnibus Incentive Compensation Plan Non Employees [Member]	Mar. 01, 2010 Crude Carriers Corp. Equity Incentive Plan [Member]	Jun. 30, 2012 Crude Carriers Corp. Equity Incentive Plan [Member]	Sep. 30, 2011 Acquisition of Crude Carriers Corp. by the Partnership - Crude Equity Incentive Plan [Member]	Sep. 30, 2011 Acquisition of Crude Carriers Corp. by the Partnership - Crude Employee Equity Incentive Plan [Member]	Sep. 30, 2011 Acquisition of Crude Carriers Corp. by the Partnership - Crude Non Employee Equity Incentive Plan [Member]	Sep. 30, 2011 Acquisition of Crude Carriers Corp. by the Partnership - Crude Independent Committee [Member]	Jun. 30, 2012 Employee Equity Compensation [Member]	Dec. 31, 2011 Employee Equity Compensation [Member]	Aug. 25, 2010 Employee Equity Compensation [Member]	Jun. 30, 2012 Non Employee Equity Compensation [Member]	Dec. 31, 2011 Non Employee Equity Compensation [Member]
Units / Shares authorized				800,000	500,000					400,000
Units granted							448,000	347,200		399,500						0			0
Number of annual installments						3					3
Vesting date of remaining awards									2013-08-31		2013-08-31
Shares exchange ratio												1.56
Unvested shares													205,000	194,400		534,066	536,666		650,464	650,464
Number of units converted													319,800	303,264
Vested shares															20,000	2,600			0
Number of units vested and converted															31,200
Value of unvested units accrued distribution			$ 1,698
Share based compensation	1,991	1,159														912			1,079
Total unrecognized compensation cost																2,138
Grant date unit price																		$ 8.08
Expected period of recognition for unrecognized compensation cost																1 year 1 month 25 days
Total unrecognized compensation cost																			$ 2,380
Grant date unit price																			$ 7.56
Expected period of recognition for unrecognized compensation cost																			1 year 2 months 0 days

Net Income Per Unit (Table) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Net Income Per Unit (Abstract)
Partnership's net income	$ 6,595	$ 17,541
Less:
Partnership's net income available to preferred unit holders	4,159	0
General Partner's interest in Partnership's net income	49	351
Partnership's net income allocable to unvested units	41	353
Partnership's net income available to common unit holders	$ 2,346	$ 16,837
Denominators
Weighted average number of common units outstanding, basic and diluted	68,186,476	37,958,265
Net income per common unit:
Basic and diluted	$ 0.03	$ 0.44

Net Income Per Unit (Details)	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Net Income Per Unit (Abstract)
Antidilutive non vested units	1,185,601	795,200

Commitments and Contingencies (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012
For the years ended June 30,
2013	$ 66,016
2014	56,783
2015	32,823
2016	26,729
2017	15,663
Thereafter	46,210
Total	$ 244,224

Subsequent events (Details) (USD $)	1 Months Ended		3 Months Ended		6 Months Ended		1 Months Ended	2 Months Ended	1 Months Ended
	Jan. 23, 2012	Jan. 21, 2011	Apr. 24, 2012	Apr. 21, 2011	Jun. 30, 2012	Jun. 30, 2011	Jul. 23, 2012 Common Unitholders	Aug. 15, 2012 Common Unitholders	Jul. 23, 2012 Class B Unitholders	Aug. 10, 2012 Class B Unitholders
Dividend declared					$ 0.465	$ 0.465	$ 0.2325		$ 0.26736
Dividend paid	$ 0.2325	$ 0.2325	$ 0.2325	$ 0.2325				$ 0.2325		$ 0.26736